CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2018	$ 2,830,000	$ 1,505	$ 27,416,802	$ (30,269,833)	$ (149,459)	$ (170,985)
Balance, shares at Dec. 31, 2018	2,830	1,505,883
Common stock issued for warrants exercised		$ 302	2,317,718			2,318,020
Common stock issued for warrants exercised, shares		301,042
Common stock issued for cash less warrants exercised		$ 10	(10)
Common stock issued for cash less warrants exercised, shares		9,878
Stock options granted to employees			44,874			44,874
Stock repurchase					(7,993)	(7,993)
Stock issuance costs			(20,000)			(20,000)
Series B convertible preferred converted to common stock	$ (1,125,000)	$ 161	1,124,839
Series B convertible preferred converted to common stock, Shares	(1,125)	160,713
Common stock issued for services		$ 4	32,913			32,917
Common stock issued for services, shares		4,523
Debt discount from warrants issued with promissory note			146,779			146,779
Net loss				(2,470,882)		(2,470,882)
Balance at Dec. 31, 2019	$ 1,705,000	$ 1,982	31,063,915	(32,740,715)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705	1,982,039
Common stock issued for cash and warrants		$ 1,542	9,251,586			9,253,128
Common stock issued for cash and warrants, shares		1,542,188
Modification of employee stock options			102,800			102,800
Stock options granted to employees			351,970			351,970
Stock issuance costs			(1,001,885)			(1,001,885)
Common stock issued for services		$ 12	52,488			52,500
Common stock issued for services, shares		11,112
Net loss				(6,747,435)		(6,747,435)
Balance at Dec. 31, 2020	$ 1,705,000	$ 3,536	$ 39,820,874	$ (39,488,150)	$ (157,452)	$ 1,883,808
Balance, shares at Dec. 31, 2020	1,705	3,535,339